Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of company's grants under the Plan
Date of grant	Options amount	Exercise price (in NIS)	Fair value at the date of grant (U.S. dollars in thousands) (2)	Volatility (3)	Risk free interest	Expected term (in years)

October 2, 2019	6,737	0.8-162.48	189	81.33%	0.72%	3
February 25, 2020 (1)	13,171	0.04	27	-	-	3
May 26, 2020 (1)	7,672	0.00	10	-	-	3
August 2, 2020	1,282,250	0.00-6.04	1,341	99.89%-109.54%	0.16%-0.71%	3-10
August 30, 2020	7,500	5.23	5	99.08%	0.74%	10
September 15, 2020	911,250	6.04	483	98.66%-120.99%	0.07%-0.82%	1.5-10
December 23, 2020 (1)	10,560	0.00	13	-	-	3
March 7, 2021	298,755	6.27	267	97.59%	1.27%	10
April 13, 2021	110,000	5.20	94	97.42%	0.50%-1.18%	5-10
August 25, 2021	1,657,572	4.00	1,117	94.98%-106.19%	0.17%-1.14%	3-10
September 19, 2021	483,750	4.60	291	94.56%	1.24%	10
October 6, 2021	12,500	4.00	8	106.19%	0.17%	3
October 17, 2021	12,500	4.00	8	106.19%	0.17%	3

Schedule of share options outstanding and weighted average exercise prices
	2021		2020		2019
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)

Outstanding at beginning of year:	2,206,321	2.00	6,532	248	4,341	888
Granted	2,575,077	1.31	2,232,403	1.20	6,737	35.2
Exercised	(69,807)	-	(6,282)	-	(1,658)	0.40
Forfeited\Cancelled	(472,898)	1.23	(26,250)	1.60	(2,501)	1,447
Expired	(3,168)	19.75	(82)	1,042	(387)	676
Outstanding at end of year	4,235,525	1.52	2,206,321	2.00	6,532	248
Exercisable at end of year	883,567	2.19	147,729	6.00	6,347	128.8

Schedule of information about exercise price and remaining contractual life of options outstanding
	2021		2020		2019
Exercise prices ($)	Number outstanding at end of year	Weighted average remaining contractual life (in years)	Number outstanding at end of year	Weighted average remaining contractual life (in years)	Number outstanding at end of year	Weighted average remaining contractual life (in years)

0.00-0.01	506,231	1.15-9.65	622,621	1.15-8.59	-	-
1.23-1.89	3,722,972	1.58-9.65	1,577,250	8.59-8.71	-	-
46.62-1,554.54	6,322	0.08-6.47	6,450	0.75-6.47	6,532	0.76-6.48
	4,235,525		2,206,321		6,532

Schedule of expenses recognized in the financial statements
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Share-based payment plans	2,356	742	612